ADVANCES TO SUPPLIERS	12 Months Ended
Jun. 30, 2026
Advances To Suppliers
ADVANCES TO SUPPLIERS

Note 5 — ADVANCES TO SUPPLIERS

	As of June 30,
	2026	2025
Advances to suppliers-third parties	$10,708,483	$8,621,580
Advances to suppliers-related parties	876,092	841,070
Less: allowance for credit losses	(42,113)	(20,268)
Total advances to suppliers	$11,542,462	$9,442,382
Other non-current asset	4,116,201	-
Advances to suppliers, current	$7,426,261	$9,442,382

The movement of allowance for credit losses for the years ended June 30, 2026, 2025 and 2024 were as following:

	For the years ended June 30,
	2026	2025	2024
Balance at the beginning of the year	$20,268	$-	$-
Additions	23,239	20,123	-
Recovery	(3,144)	-	-
Foreign currency translation	1,750	145	-
Balance at the end of the year	$42,113	$20,268	$-